Financial assets - Schedule of components of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Instruments
Financial assets held for trading	€ 183,834	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	5,796	5,713
Financial assets designated at fair value through profit or loss	9,645	8,989
Financial assets at fair value through other comprehensive income	86,756	85,239
Financial assets at amortised cost	1,180,302	1,147,044
Derivatives
Debt Instruments
Financial assets held for trading	67,613	67,002
Equity instruments
Debt Instruments
Financial assets held for trading	13,349	10,066
Non-trading financial assets mandatorily at fair value through profit or loss	4,055	3,711
Financial assets at fair value through other comprehensive income	1,729	1,941
Debt instruments
Debt Instruments
Financial assets held for trading	55,823	41,403
Non-trading financial assets mandatorily at fair value through profit or loss	888	1,134
Financial assets designated at fair value through profit or loss	3,089	2,542
Financial assets at fair value through other comprehensive income	76,010	75,083
Financial assets at amortised cost	91,559	73,554
Loans and advances
Debt Instruments
Financial assets held for trading	47,049	37,647
Non-trading financial assets mandatorily at fair value through profit or loss	853	868
Financial assets designated at fair value through profit or loss	6,556	6,447
Financial assets at fair value through other comprehensive income	9,017	8,215
Financial assets at amortised cost	1,088,743	1,073,490
Central Banks
Debt Instruments
Financial assets held for trading	12,406	11,595
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	17,871	15,375
Credit institutions
Debt Instruments
Financial assets held for trading	23,592	16,502
Non-trading financial assets mandatorily at fair value through profit or loss	1	0
Financial assets designated at fair value through profit or loss	626	673
Financial assets at fair value through other comprehensive income	303	0
Financial assets at amortised cost	52,375	46,518
Customers
Debt Instruments
Financial assets held for trading	11,051	9,550
Non-trading financial assets mandatorily at fair value through profit or loss	852	868
Financial assets designated at fair value through profit or loss	5,930	5,774
Financial assets at fair value through other comprehensive income	8,714	8,215
Financial assets at amortised cost	€ 1,018,497	€ 1,011,597